Note 14 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Goodwill	$ 18,269	$ 25,794	$ 21,919	$ 22,387
Other intangible assets	21,812	21,655	7,930
Total	$ 40,081	$ 47,449	$ 29,849